Fair Value Of Assets And Liabilities (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale	$ 221,389	$ 247,955	$ 37,582
AFS securities	2,868,282	2,833,705
Mortgage servicing rights	144,069	207,319	302,611
Total other assets	389,097	328,782
Total assets	4,611,055	4,387,511
Trading liabilities	347,285	361,920
Other short-term borrowings	14,833	27,309
Total other liabilities	253,268	215,221
Total liabilities	615,386	604,450
Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	13,790	9,793
Total other assets	62,529	38,273
Total assets	76,319	48,066
Total other liabilities	7,243	18,600
Total liabilities	7,243	18,600
Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale	10,902	40,323	15,753
AFS securities	2,835,051	2,771,342
Total other assets	326,568	290,509
Total assets	4,142,680	3,845,446
Trading liabilities	347,285	361,920
Total other liabilities	234,205	195,621
Total liabilities	581,490	557,541
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans held for sale	210,487	207,632	21,829
AFS securities	19,441	52,570
Mortgage servicing rights	144,069	207,319
Total assets	392,056	493,999
Other short-term borrowings	14,833	27,309
Total other liabilities	11,820	1,000
Total liabilities	26,653	28,309
U.S. Treasuries [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	40,121	87,444
Trading liabilities	190,725	195,390
U.S. Treasuries [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	40,121	87,444
Trading liabilities	190,725	195,390
Government Agency Issued Mortgage-Backed Securities MBS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,410,228	1,469,957
Trading liabilities	736	1,804
Government Agency Issued Mortgage-Backed Securities MBS [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,410,228	1,469,957
Trading liabilities	736	1,804
Government Agency Issued Collateralized Mortgage Obligations CMO [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,357,943	1,168,740
Government Agency Issued Collateralized Mortgage Obligations CMO [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,357,943	1,168,740
Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	15,951	53,226
Trading liabilities		18,121
Other U.S. Government Agencies [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	10,189	15,335
Trading liabilities		18,121
Other U.S. Government Agencies [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	5,762	37,891
States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	18,070	26,015
States And Municipalities [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	16,570	24,515
States And Municipalities [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	1,500	1,500
Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	529	545
Trading liabilities	155,824	146,605
Corporate And Other Debt [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	529	545
Corporate And Other Debt [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities	155,824	146,605
Venture Capital [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	12,179	13,179
Venture Capital [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	12,179	13,179
Equity, Mutual Funds, And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	13,261	14,599
Equity, Mutual Funds, And Other [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities	13,261	9,248
Equity, Mutual Funds, And Other [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS securities		5,351
Deferred Compensation Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	22,796	25,121
Deferred Compensation Assets [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	22,796	25,121
Derivatives, Forwards And Futures [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	39,733	13,152
Total other liabilities	7,243	18,600
Derivatives, Forwards And Futures [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	39,733	13,152
Total other liabilities	7,243	18,600
Derivatives, Interest Rate Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	326,566	290,509
Total other liabilities	234,204	195,621
Derivatives, Interest Rate Contracts [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	326,566	290,509
Total other liabilities	234,204	195,621
Derivatives, Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	2
Total other liabilities	11,821	1,000
Derivatives, Other [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other assets	2
Total other liabilities	1
Derivatives, Other [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total other liabilities	11,820	1,000
Capital Markets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	962,112	734,314
Capital Markets [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	962,107	734,280
Capital Markets [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5	34
Capital Markets [Member] | U.S. Treasuries [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	53,656	45,078
Capital Markets [Member] | U.S. Treasuries [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	53,656	45,078
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities MBS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	314,002	267,086
Capital Markets [Member] | Government Agency Issued Mortgage-Backed Securities MBS [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	314,002	267,086
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations CMO [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	129,270	62,061
Capital Markets [Member] | Government Agency Issued Collateralized Mortgage Obligations CMO [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	129,270	62,061
Capital Markets [Member] | Other U.S. Government Agencies [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	173,982	82,022
Capital Markets [Member] | Other U.S. Government Agencies [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	173,982	82,022
Capital Markets [Member] | States And Municipalities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	24,525	13,965
Capital Markets [Member] | States And Municipalities [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	24,525	13,965
Capital Markets [Member] | Corporate And Other Debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	265,931	264,002
Capital Markets [Member] | Corporate And Other Debt [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	265,926	263,968
Capital Markets [Member] | Corporate And Other Debt [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	5	34
Capital Markets [Member] | Equity, Mutual Funds, And Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	746	100
Capital Markets [Member] | Equity, Mutual Funds, And Other [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	746	100
Mortgage Banking [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	26,106	35,436
Mortgage Banking [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	8,052	8,992
Mortgage Banking [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	18,054	26,444
Mortgage Banking [Member] | Principal Only [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	8,052	8,992
Mortgage Banking [Member] | Principal Only [Member] | Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	8,052	8,992
Mortgage Banking [Member] | Interest Only [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	18,054	26,444
Mortgage Banking [Member] | Interest Only [Member] | Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading securities	$ 18,054	$ 26,444